Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2013
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,329)	1,862
Purchased software and others	23,941	(11,380)	12,561
	36,132	(21,709)	14,423
As of December 31, 2014
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,968)	1,223
Purchased software and others	24,673	(13,168)	11,505
	36,864	(24,136)	12,728